Deferred Offering Costs and Prepaid Expenses (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 06, 2018 USD ($) $ / shares shares	Jun. 07, 2017 USD ($) $ / shares shares	Mar. 22, 2017 USD ($) shares	Jul. 07, 2016 USD ($) Days $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Deferred Offering Costs and Prepaid Expenses (Textual)
Common stock par value, per share | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Fair value of warrants							$ 94,844
General and administrative expense					$ 552,583	$ 498,378	1,127,411	888,404	$ 1,848,866	$ 1,543,866
Warrants [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Fair value of warrants							705,221		$ 629,299	$ 135,023
Expected life (in years)									5 years
Expected dividend yield							0		$ 0
Advisor [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Warrants to purchase of common stock | shares		200,000
Warrants to purchase, per share | $ / shares		$ 0.25
Advisor One [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Warrants to purchase of common stock | shares		100,000
Warrants to purchase, per share | $ / shares		$ 0.50
Advisor Two [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Warrants to purchase of common stock | shares		50,000
Warrants to purchase, per share | $ / shares		$ 1.00
Advisor Two [Member] | Warrants [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Fair value of warrants	$ 94,844
Risk-free interest rate	2.65%
Expected life (in years)	3 years
Expected volatility rate	286.98%
Expected dividend yield	$ 0
Warrants to purchase of common stock | shares	600,000
Warrants to purchase, per share | $ / shares	$ 0.15
General and administrative expense					12,439		12,439
Investment Agreement [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
General and administrative expense					$ 12,802	$ 6,401	$ 25,604	$ 6,401	$ 32,005
Investment Agreement [Member] | Accredited Investor [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Amount invested to purchase of common stock				$ 3,000,000
Common stock par value, per share | $ / shares				$ 0.0001
Purchase price of shares, percentage				80.00%
Common stock, trading days | Days				5
Payments to purchase of common stock				$ 50,000
Warrants exercise prices, description				The warrants were to expire five (5) years from their respective grant dates and have an exercise price equal to 130% of the weighted average purchase price for the respective "$50,000 increment."
Warrants expiration, term				5 years
Warrants exercise price, percentage				130.00%
Amended Investment Agreement [Member] | Investor [Member]
Deferred Offering Costs and Prepaid Expenses (Textual)
Warrants exercise prices, description			(i) 4,000,000 shares at $0.25 per share; (ii) 2,000,000 shares at $0.50 per share; and (iii) 1,000,000 shares at $1.00 per share.
Fair value of warrants		$ 96,990	$ 56,635
Risk-free interest rate		1.74%	1.95%
Expected life (in years)		5 years	5 years
Expected volatility rate		40.00%	40.00%
Expected dividend yield		$ 0	$ 0
Granting the investor warrants to tender			$ 50,000
Warrants to purchase of common stock | shares			7,000,000